Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Schedule of labor expenses

(in millions of euros)	Note	2021	2020	2019
Average number of employees (full-time equivalents)(1)		132,002	133,787	135,619
Wages and employee benefit expenses		(9,587)	(8,331)	(8,240)
o/w wages and salaries		(6,232)	(6,224)	(6,199)
o/w social security charges		(2,148)	(2,118)	(2,079)
o/w French part-time for seniors plans	6.2	(1,209)	23	6
o/w capitalized costs (2)		849	866	848
o/w other labor expenses (3)		(847)	(879)	(816)
Employee profit sharing		(145)	(142)	(181)
Share-based compensation (4)	6.3	(185)	(18)	(73)
o/w employee shareholding plan Together 2021		(172)	—	—
o/w free share award plans		(13)	(18)	(73)
Total in operating income		(9,917)	(8,490)	(8,494)
Net interest on the net defined liability in finance costs		(10)	(12)	(20)
Actuarial (gains)/losses in other comprehensive income (5)		59	(13)	(62)

(1)	Of whom 31% were Orange SA's French civil servants (34% at December 31, 2020 and 36% at December 31, 2019).
(2)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.4 and 8.5).
(3)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long-term benefits (except French part-time for seniors plans).
(4)	Includes social contributions of (13) million euros in 2021, 5 million euros in 2020 and (15) million euros in 2019 with corresponding entries in consolidated balance sheet not presented in equity.
(5)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

Schedule of employee benefits payable

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020(1)	2019(1)
Post-employment benefits (2)	881	930	904
Other long-term benefits	2,318	1,407	1,867
o/w French part-time for seniors plans	1,720	802	1,233
Provisions for employment termination benefits	2	1	2
Other employee-related payables and payroll taxes due	1,862	1,779	1,782
Provisions for social risks and litigation	50	58	59
Total	5,113	4,176	4,614
o/w non-current employee benefits	2,798	1,984	2,353
o/w current employee benefits	2,316	2,192	2,261

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).
(2)	Does not include defined contribution plans.

Schedule of benefits to be paid

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2022	2023	2024	2025	2026	2027 and beyond
Post-employment benefits	70	42	49	50	59	2,717
Other long-term benefits (1)	417	488	481	351	211	108
o/w French part-time for seniors plans	344	415	406	310	178	77
Total	487	530	530	401	270	2,825

(1)	Provisions for Time Saving Account (CET) and long-term leave and long-term sick leave not included.

Schedule of key assumptions

The discount rates used for the euro zone (which accounts for 88% of Orange’s pension and other long-term employee benefit obligations as at December 31, 2021) are as follows:

	December 31,		December 31,	December 31,
	2021		2020	2019
More than 10 years	0.80% to 1.05%		0.55% to 0.90%	0.70% to 0.90%
Less than 10 years	-0.15% to 0.40	%(1)	-0.35% to 0.70%	-0.33% to 0.70%

(1)	A -0.15% rate has been used to value the obligation regarding the French part-time for seniors plans (-0.25% as at December 31,2020 and December 31, 2019).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3.15% used) up to 5%.

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher “GVT” (acronym for Wage drift - Seniority - Job-skills). “Wage drift - Seniority - Job-skills” refers to annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out of grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)	Rate increase by 50 points	Rate decrease by 50 points
Discount rates(1)	(101)	111
	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans (2)	(85)	85

(1)	Includes 20 million euros for the French part-time for seniors plans (short term duration).
(2)	Sensitivity is performed on future entries in French part-time for seniors plans (TPS).

Schedule of obligations

(in millions of euros)	Post-employment benefits			Long-term benefits			2021	2020 (1)		2019 (1)
	Annuity-	Capital-	Other	French part-		Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Total benefit obligations in the opening balance	529	859	17	802		605	2,812	3,229		3,684
Service cost	0	63	0	1,242	(2)	74	1,379	150		146
Net interest on the defined benefit liability	5	11	0	(2)		0	15	17		27
Actuarial losses/(gains) arising from changes of assumptions	9	(41)	(0)	27		(0)	(5)	102		82
o/w arising from change in discount rate	(24)	(51)	(0)	(1)		(0)	(76)	63		182
Actuarial losses/(gains) arising from experience	7	6	—	(59)		(1)	(47)	(121)	(3)	(43)
Benefits paid	(23)	(44)	(1)	(290)		(81)	(439)	(555)		(687)
Translation adjustment and other	23	2	(0)	(0)		0	25	(11)		20
Total benefit obligations in the closing balance (a)	550	856	16	1,720		598	3,740	2,811		3,229
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	550	21	—	—		—	571	549		562
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	0	835	16	1,720		598	3,169	2,262		2,667
Weighted average duration of the plans (in years)	13	12	18	2		4	6	8		9

(1)2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

(2)Of which 1,225 million euros related to the new French part-time for seniors plan signed on December 17, 2021.

(3)	In 2020, actuarial gains related to experience effects take into account a slowdown in the number of entries into the TPS plans.

Schedule of fair value of plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits		2021	2020	2019
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Fair value of plan assets in the opening balance	473	1	—	—	—	474	458	414
Net interest on the defined benefit liability	4	0	—	—	—	4	6	8
(Gains)/Losses arising from experience	40	(0)	—	—	—	40	25	26
Employer contributions	20	—	—	—	—	20	18	16
Benefits paid by the fund	(20)	—	—	—	—	(20)	(18)	(19)
Translation adjustment and other	23	—	—	—	—	23	(16)	13
Fair value of plan assets in the closing balance (b)	540	1	—	—	—	541	474	458

Schedule of employee benefits

(in millions of euros)	Post-employment benefits			Long-term benefits		2021	2020 (1)	2019 (1)
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Employee benefits in the opening balance	56	858	17	802	605	2,337	2,771	3,270
Net expense for the period	1	74	1	1,208	73	1,356	105	117
Employer contributions	(20)	—	—	—	—	(20)	(18)	(16)
Benefits directly paid by the employer	(3)	(44)	(1)	(290)	(81)	(419)	(538)	(668)
Actuarial (gains)/losses generated during the year through other comprehensive income	(25)	(34)	(0)	—	—	(59)	13	62
Translation adjustment and other	1	2	(0)	(0)	0	3	4	7
Employee benefits in the closing balance - Net unfunded status (a) - (b)	10	855	16	1,720	598	3,199	2,337	2,771
o/w non-current	8	806	16	1,375	594	2,799	1,955	2,195
o/w current	2	50	1	344	4	400	382	575

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

Schedule of net expense

	Post-employment benefits			Long-term benefits			2021	2020	2019
	Annuity-	Capital-	Other	French part-		Other
	based	based		time for
	plans	plans		seniors plans
(in millions of euros)				(TPS)
Service cost	(0)	(63)	(0)	(1,242)	(1)	(74)	(1,379)	(151)	(146)
Net interest on the net defined benefit liability	(0)	(11)	(0)	2		(0)	(10)	(11)	(19)
Actuarial gains/(losses)	—	—	—	32		1	33	57	48
Total	(1)	(74)	(1)	(1,208)		(73)	(1,356)	(105)	(117)
o/w expenses in operating income	(0)	(63)	(0)	(1,210)		(73)	(1,346)	(94)	(98)
o/w net interest on the net defined liability in finance cost	(0)	(11)	(0)	2		(0)	(10)	(11)	(19)

(1)	Of which (1,225) million euros related to the new French part-time for seniors plan signed on December 17, 2021.

Schedule of share-based payment

LTIP 2018 - 2020
Measurement date	July 25, 2018
Vesting date	December 31, 2020
Price of underlying instrument at measurement date	13.98 euros
Price of underlying instrument at vesting date	9.73 euros
Price of underlying instrument at delivery date	10.51 euros
Expected dividends (% of the share price)	5.0%
Risk free yield	-0.33%
Fair value per share of benefit granted to employees	11.23 euros
o/w fair value of internal performance condition	11.94 euros
o/w fair value of external performance condition	10.51 euros

Schedule of executive compensation

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020 (4)	2019
Short-term benefits excluding employer social security contributions (1)	(14)	(16)	(13)
Short-term benefits: employer’s social security contributions	(5)	(5)	(4)
Post-employment benefits (2)	(0)	(0)	(0)
Share-based compensation (3)	(2)	(2)	(2)

(1)	Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan (LTIP).
(2)	Service cost.
(3)	Includes employee shareholding plans and shares settled Long Term Incentive Plan (LTIP).
(4)	In 2020, an amount of (2) million euros relating to termination benefits was paid. These termination benefits are not presented in the compensation table above.

Schedule of social security contributions

The cost of the plans including social security contributions is presented below:

(in millions of euros)	2021	2020	2019	2018
LTIP 2018 - 2020 (1)	2	(7)	(7)	(3)

(1)	With corresponding entries in equity for 14 million euros and in employee-related payables for 1 million euros settled on delivery of the shares in 2021.

Free share award plans
Disclosure of defined benefit plans [line items]
Schedule of employee benefits

The allocation of rights to beneficiaries is subject to a condition of continued employment:

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Assessment of the employment continuation	From January 1, 2021	From January 1, 2020	From January 1, 2019
	to December 31, 2023	to December 31, 2022	to December 31, 2021

Schedule of share-based payment

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Implementation date by the Board of Directors	July 28, 2021	July 29, 2020	July 24, 2019
Maximum number of free share units (1)	1.8 million	1.7 million	1.7 million
Estimated number of beneficiaries	1,300	1,300	1,200
Acquisition date of the rights by the beneficiaries	December 31, 2023	December 31, 2022	December 31, 2021
Delivery date of the shares to the beneficiaries	March 31, 2024	March 31, 2023	March 31, 2022

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan will receive a cash value based on the exchange-traded price of Orange stock at the delivery date of the shares.

Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of defined benefit plans [line items]
Schedule of rights subject to the achievement of performance conditions

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Organic cash-flow from telecom activities	50%	40%	50%
Total Shareholder Return (TSR)	30%	40%	50%
Corporate Social Responsability (CSR)	20%	20%	—

Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of defined benefit plans [line items]
Schedule of employee benefits	The allocation of rights to beneficiaries was subject to a condition of continued employment:

LTIP 2018 - 2020
From January 1, 2018
Assessment of the employment continuation	to December 31, 2020

Schedule of share-based payment

LTIP 2018 - 2020
Implementation date by the Board of Directors	July 25, 2018
Maximum number of free share units (1)	1.7 million
Number of free share units delivered at delivery date (1)	1.2 million
Estimated number of beneficiaries	1,200
Acquisition date of the rights by the beneficiaries	December 31, 2020
Delivery date of the shares to the beneficiaries	March 31, 2021

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan received a cash value based on the exchange-traded price of Orange stock at the delivery date of the shares, on March 31, 2021.

Schedule of rights subject to the achievement of performance conditions

LTIP 2018 - 2020
Organic cash-flow from telecom activities	50%
Total Shareholder Return (TSR)	50%

Long-term incentive plans
Disclosure of defined benefit plans [line items]
Schedule of share-based payment

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Measurement date	July 28, 2021	July 29, 2020	July 24, 2019
Vesting date	December 31, 2023	December 31, 2022	December 31, 2021
Price of underlying instrument at measurement date	9.63 euros	10.47 euros	13.16 euros
Price of underlying instrument at closing date	9.41 euros	9.41 euros	9.41 euros
Expected dividends (% of the share price)	7.3%	6.7%	5.3%
Risk free yield	-0.68%	-0.61%	-0.70%
Fair value per share of benefit granted to employees	6.33 euros	6.06 euros	7.80 euros
o/w fair value of internal performance condition	7.74 euros	8.58 euros	11.10 euros
o/w fair value of external performance condition	3.04 euros	2.27 euros	4.50 euros